Summary of Significant Accounting Policies (Policies)	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Principles of Consolidation
Principles of Consolidation
The accompanying consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the operations of the Company and its wholly owned subsidiaries, GLPRI and GLSC. All intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, and expenses, and the disclosure of contingent assets and liabilities as of and during the reporting period. The Company bases its estimates and assumptions on historical experience when available and on various factors that it believes to be reasonable under the circumstances. This process may result in actual results differing materially from those estimated amounts used in the preparation of the financial statements if these results differ from historical experience, or other assumptions do not turn out to be substantially accurate, even if such assumptions are reasonable when made. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, revenue recognition, the accrual of research and development costs, acquisition of in-process research
and development assets, the fair values of common and Preferred Stock (as defined below), useful lives assigned to property and equipment, and the fair value of warrant liabilities. The Company assesses estimates on an ongoing basis; however, actual results could materially differ from those estimates.

Operating Segments
Operating Segments
Operating segments are identified as components of an enterprise about which separate discrete financial information is made available for evaluation by the chief operating decision maker (“CODM”) in making decisions regarding resource allocation and assessing performance. The CODM is the Company’s Chief Executive Officer. The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. The Company’s cash equivalents in the consolidated balance sheets at December 31, 2019, and 2020, were $25,916 and $95,068 respectively, which approximates fair value and were determined based upon Level 1 inputs. The money market account is valued using quoted market prices with no valuation adjustments applied and is categorized as Level 1.

Restricted Cash
Restricted Cash
The Company maintains a letter of credit in conjunction with one of the Company’s lease agreements. As of December 31, 2019, and 2020, the underlying cash balance securing this letter of credit of $30 and $80 respectively, was classified as a noncurrent asset in the consolidated balance sheets based on the terms of the lease agreement.

Concentrations of Credit Risk
Concentrations of Credit Risk
The Company has no significant
off-balance
sheet credit risk. Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents. The Company maintains deposits in accredited financial institutions in excess of federally insured limits. The Company deposits its cash and cash equivalents in financial institutions that it believes have high credit quality, has not experienced any losses on such accounts and does not believe it is exposed to any unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

Fair Value Measurements
Fair Value Measurements
ASC 820,
 Fair Value Measurements and Disclosures
(“ASC 820”), establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.
ASC 820 identifies fair value as the exchange price, or exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a three-tier fair value hierarchy that distinguishes between the following:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.

•	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for a similar asset or liability, either directly or indirectly.

•	Level 3 inputs are unobservable inputs that reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset or liability.
Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Property and Equipment
Property and Equipment
Property and equipment are recorded at cost and depreciated over the estimated useful lives of the related assets using the straight-line method. Maintenance and repairs to an asset that do not improve or extend its life are expensed in the period incurred. Expenditures made to improve or extend the life of property and equipment are capitalized. Leasehold improvements are depreciated over the shorter of the useful life of the improvements or the remaining term of the associated lease. The estimated useful lives of property and equipment are as follows:

ESTIMATED USEFUL LIFE
Laboratory equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of useful life or lease term
Property and equipment subject to a capital lease are depreciated over useful life or the term of the lease. Construction in progress is stated at cost, which includes direct costs attributable to the setup or construction of the related asset. When assets are retired or otherwise disposed of, the assets and related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is reflected in the Company’s statement of operations.

Acquired In-process Research and Development
Acquired
In-process
Research and Development
In 2020, the Company adopted ASU
2017-01, Business
Combinations, or ASU
2017-01,
which clarified the definition of a business. The Company measures and recognizes asset acquisitions that are not deemed to be business combinations based on the cost to acquire the assets, which includes transaction costs, and the consideration is allocated to the items acquired based on a relative fair value methodology. Goodwill is not recognized in asset acquisitions. In an asset acquisition, the cost allocated to acquire in-process
research and development with no alternative future use is charged to research and development expense at the acquisition date. At the time of acquisition, the Company determines if a transaction should be accounted for as a business combination or acquisition of assets.
The Company applied asset acquisition treatment in accounting for the acquisition of the intangible assets of Bayer Crop Science, LLP acquired during the year ended December 31, 2020.

Impairment of Long-lived Assets
Impairment of Long-lived Assets
The Company evaluates its long-lived assets, which consist primarily of property and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Such events and circumstances include, but are not limited to, significant decreases in the market value of an asset, adverse changes in the extent or manner in which the asset is being used, or significant changes in business climate. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. If such assets are considered impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value of the asset. During the years ended December 31, 2019, and 2020, no impairment indicators were identified.

Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock
The Company classifies redeemable convertible Preferred Stock (“Preferred Stock”) as temporary equity in the accompanying consolidated balance sheets due to certain redemption events that are not within the Company’s control such as a liquidation, winding up, certain mergers, and the occurrence of a deemed liquidation event as defined in the Company’s certificate of incorporation. In the event of a deemed liquidation event, the proceeds from the event are distributed in accordance with liquidation preferences (Note 11). As of December 31, 2019, and 2020, none of the circumstances under which the Company’s Preferred Stock would become redeemable are probable, and, as a result, the Company does not accrete the carrying values of the Preferred Stock to the redemption values. Subsequent adjustments of the carrying values to the ultimate redemption values will be made only when it becomes probable that such a liquidation event will occur.

Treasury Stock
Treasury Stock
Treasury stock purchases are accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock. Upon retirement of treasury stock, the Company allocates any excess of stock repurchase price over par value between additional paid-in
capital and retained earnings.

Preferred Stock Warrants
Preferred Stock Warrants
The Company applies relevant accounting guidance for warrants to purchase the Company’s stock based on the nature of the relationship with the counterparty. For warrants issued to investors or lenders in exchange for cash or other financial assets, the Company follows guidance issued within ASC 480,
Distinguishing Liabilities from Equity
(“ASC 480”), and ASC 815,
Derivatives and Hedging
(“ASC 815”), to assist in the determination of whether the warrants should be classified as liabilities or equity. Warrants that are determined to require liability classification are measured at fair value upon issuance and are subsequently remeasured to their then fair value at each subsequent reporting period with changes in fair value recorded in current earnings. Warrants that are determined to require equity classification are measured at fair value upon issuance and are not subsequently remeasured unless they are required to be reclassified.
For warrants issued to nonemployees for goods or services, or to customers as non-cash
consideration, the Company follows guidance issued within ASC 718,
Compensation – Stock Compensation
(“ASC 718”), to determine whether the share-based payments are equity or liability classified. Such warrants are measured at fair value on the grant date. The related expense or reduction in transaction price is recognized in the same period and in the same manner as if the Company had paid cash for the goods or services, or in the same manner that transfer of control of the related performance obligations occurs.

Contract Revenue
Contract Revenue
The Company recognizes revenue in accordance with ASC Topic 606,
Revenue from Contracts with Customers
(“ASC 606”), which provides a five-step model for recognizing revenue from contracts with customers as follows:

•	Identify the contract with a customer

•	Identify the performance obligations in the contract

•	Determine the transaction price

•	Allocate the transaction price to the performance obligations in the contract

•	Recognize revenue when or as performance obligations are satisfied
As of December 31, 2019, and 2020, all contract revenue was generated from a collaboration agreement with Ingredion Incorporated (“Ingredion”) to develop a semicontinuous cell-free production process for the commercial production of certain molecules using biological synthesis tools and proprietary technology developed by GreenLight. The Ingredion Agreement is within the scope of ASC 606.
Under ASC 606, an entity recognizes revenue when or as its customer obtains control of distinct promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services.
Our customer arrangements primarily consist of a license, rights to our intellectual property, and research and developments services. Performance obligations are promises in a contract to transfer a distinct good or service to the customer and are considered distinct when (i) the customer can benefit from the good or service on its own or together with other readily available resources and (ii) the promised good or service is separately identifiable from other promises in the contract. In assessing whether promised goods or services are distinct, we consider factors such as the stage of development of the underlying intellectual property, the capabilities of the customer to develop the intellectual property on its own, or whether the required expertise is readily available and whether the goods or services are integral or dependent to other goods or services in the contract.
The Company estimates the transaction price based on the amount expected to be received for transferring the promised goods or services in the contract. The consideration may include fixed consideration or variable consideration. At the inception of each arrangement that includes variable consideration, the Company evaluates the amount of potential payments and the likelihood that the payments will be received. The Company utilizes either the most likely amount method or expected amount method to estimate the amount expected to be received based on which method best predicts the amount expected to be received. The amount of variable consideration, which is included in the transaction price, may be constrained and is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of the cumulative revenue recognized will not occur in a future period when the variability is resolved. Under the collaboration agreement with Ingredion, the variability related to the variable consideration would be resolved when the Company has successfully achieved pilot scale production that satisfies specified volume, yield, and cost targets (“Milestone 2”).
For revenue related to sales-based royalties received from licensees, including milestone payments based on the level of sales, where the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (i) when the related sales occur or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied). To date, the Company has not recognized any consideration related to sales-based royalty revenue resulting from the Ingredion collaboration agreement.
The Company allocates the transaction price based on the estimated stand-alone selling price of each of the performance obligations and develops assumptions that require judgment to determine the stand-alone selling price for each performance obligation identified in a contract with a customer. The Company utilizes key assumptions to determine the stand-alone selling price for service obligations, which may include other comparable transactions, pricing considered in negotiating the transaction, and the estimated costs. Any variable consideration is allocated specifically to one or more performance obligations in a contract when the terms of the variable consideration relate to the satisfaction of the performance obligation and the resulting amounts allocated are consistent with the amounts we would expect to receive for the satisfaction of each performance obligation.
The consideration allocated to each performance obligation is recognized as revenue when control is transferred for the related goods or services. For performance obligations that consist of licenses and other promises, the Company applies judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition. The Company has determined that the license and R&D services under the Ingredion agreement are a single combined performance obligation satisfied over time. The Company must select a single measure of progress that best depicts the Company’s measurement of progress. ASC
606-10-26-33
states that appropriate methods of measuring progress include output methods and input methods and notes that an entity should consider the nature of the good or service that the entity promised to transfer to the customer in determining the appropriate method for measuring progress. Since activities performed to research and validate one phase may be useful in researching and validating subsequent phases, the Company believes that an input method, which tracks the Company’s efforts required to perform the contracted activities during the contract term, is more representationally faithful than an output method, which might track the agreed upon deliverables that are not similar to one another.

Grant Revenue
Grant Revenue
In July 2020, we entered into a grant agreement with the Bill & Melinda Gates Foundation to advance research in in vivo gene therapy for sickle cell disease and to explore new, low-cost
capabilities for the in vivo functional cure of sickle cell and/or durable suppression of HIV in developing countries. The grant agreement with the Bill & Melinda Gates foundation provides for payments for reimbursed costs, which include general and administrative costs. As we are performing services under the agreement that are consistent with the Company’s ongoing central activities and we have determined that we are the principal in the agreement, we recognize grant revenue as we perform services under this agreement when the funding is committed, which occurs as underlying costs are incurred. Revenues and related expenses are presented gross in the consolidated statement of operations as we have determined that we are the primary obligor under the agreement relative to the research and development services we perform as the lead technical expert.

Deferred Revenue
Deferred Revenue
Amounts received prior to satisfying the revenue recognition criteria are recorded as deferred revenue in the Company’s consolidated balance sheets. If the related performance obligation is expected to be satisfied within the next twelve months, the related deferred revenue will be classified in current liabilities.

Research and Development Costs
Research and Development Costs
Research and development expenses consist primarily of costs related to discovery and research and development of products, including personnel expenses, stock-based compensation expense, allocated facility-related and depreciation expenses, third-party license fees, and external costs of outside vendors engaged to conduct field trials and clinical development activities. The Company records accruals for estimated costs incurred of our field trials, preclinical studies, and manufacturing development. A portion of our field trials, preclinical studies, and manufacturing development activities are conducted by third-party service providers, including contract research organizations and contract manufacturing organizations. The financial terms of these contracts may result in payments that do not match the periods over which materials or services are provided. We accrue the costs incurred under the agreements based on an estimate of actual work completed in accordance with the agreements. In the event we make advance payments for goods or services that will be used or rendered for future research and development activities, the payments are deferred and capitalized as a prepaid expense and recognized as expense as the goods are received or the related services are rendered. Research and development costs that do not meet the requirements to be recognized as an asset as the associated future benefits are uncertain and there is are no alternative future use at the time the costs were incurred are expensed as incurred.

Patent and Trademark Costs
Patent and Trademark Costs
All patent and trademark related costs incurred in connection with filing and prosecuting patent and trademark applications are expensed as incurred due to uncertainty about the recovery of the expenditure. Amounts incurred are classified as general and administrative expenses.

Stock-Based Compensation Expense
Stock-Based Compensation Expense
The Company accounts for all stock-based payment awards granted to employees and non-employees as
stock-based compensation expense at grant date fair value. The Company’s stock-based payments include stock options and grants of common stock, including common stock subject to vesting. The measurement date for employee awards is the date of grant, and stock-based compensation costs are recognized as expense over the employees’ requisite service period, which is the vesting period, on a straight-line basis. After the adoption of ASU
No. 2018-07,
the measurement date for
non-employee
awards is the later of the adoption date of ASU
No. 2018-07
or the date of grant, without changes in the fair value of the award. Stock-based compensation costs for non-employees
are recognized as expense over the vesting period on a straight-line basis. The Company has also issued restricted stock awards with milestone or performance-based vesting conditions and records the expense for these awards if or when it was deemed probable that the milestone or performance condition would be achieved. Stock-based compensation is classified in the accompanying statements of operations based on the function to which the related services are provided. The Company recognizes stock-based compensation expense for the portion of awards that have vested. Forfeitures are accounted for as they occur.
The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The Company has historically been a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The Company uses the simplified method as prescribed by the Securities and Exchange Commission Staff Accounting Bulletin No. 107,
Share-Based Payment
, to calculate the expected term for options granted to employees and non-employees,
whereby, the expected term equals the arithmetic average of the vesting term and the original contractual term of the options due to its lack of sufficient historical data. Prior to the adoption of ASU
No. 2018-07,
the expected term for stock options granted to
non-employees
was equal to the contractual term of the options. After the adoption of ASU
No. 2018-07,
the expected term of stock options granted to
non-employees
is determined in the same manner as stock options granted to employees. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends on common stock and does not expect to pay any cash dividends in the foreseeable future.

Deferred Offering Costs
Deferred Offering Costs
As of September 30, 2021, the Company capitalized deferred offering costs of $2,590. Deferred offering costs include certain legal, accounting, consulting and other third-party fees incurred directly related to the anticipated business combination. The Company will keep deferred offering costs classified as a long-term asset until the closing or termination of the business combination. At the closing of the business combination, these costs will be recorded in stockholders’ deficit as a reduction of additional paid-in capital. Should the business combination to which those costs relate no longer be considered probable of being consummated, all deferred offering costs will be charged to operating expenses in the statement of operations at such time.

Income Taxes
Income Taxes
The Company is primarily subject to U.S. federal, Massachusetts, North Carolina and New York state income taxes. The Company accounts for income taxes using the asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities represent future tax consequences of temporary differences between the consolidated financial statement carrying amounts and the tax basis of assets and liabilities and for loss carryforwards using enacted tax rates expected to be in effect in the years in which the differences reverse. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense.
Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies. The Company also recognizes a tax benefit from uncertain tax positions only if it is “more likely than not” that the position is sustainable based on its technical merits. We evaluate uncertain tax positions on a regular basis. The evaluations are based on several factors, including changes in facts and circumstances, and changes in tax law. Interest and penalties related to unrecognized tax benefits are included within the provision for income tax. To date, we have not been subject to any interest or penalties.

Net Income (Loss) Per Common Share
Net Loss per Share
Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed using the weighted-average number of common shares outstanding during the period and, if dilutive, the weighted-average number of potential shares of common stock. Net loss per share attributable to common stockholders is calculated using the two-class method, which
is an earnings allocation formula that determines net loss per share for the holders of the Company’s common shares and participating securities. The Company’s Preferred Stock contains participation rights in any dividend paid by the Company and is deemed to be a participating security. Net loss attributable to common stockholders and participating preferred shares are allocated to each share on an as-converted
basis as if all of the earnings for the period had been distributed. The participating securities do not include a contractual obligation to share in losses of the Company and are not included in the calculation of net loss per share in the periods in which a net loss is recorded.
Diluted net loss per share is computed using the more dilutive of (a) the two-class
method or (b) the
if-converted
method. The Company allocates earnings first to preferred stockholders based on dividend rights and then to common and preferred stockholders based on ownership interests. The weighted-average number of common shares included in the computation of diluted net loss gives effect to all potentially dilutive common equivalent shares, including outstanding stock options, warrants and Preferred Stock.
Common stock equivalent shares are excluded from the computation of diluted net loss per share if their effect is antidilutive. In periods in which the Company reports a net loss attributable to common stockholders, diluted net loss per share attributable to common stockholders is generally the same as basic net loss per share attributable to common stockholders since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive. The Company reported a net loss attributable to common stockholders for the years ended December 31, 2019, and 2020.

Comprehensive Loss
Comprehensive Loss
Comprehensive loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner
sources. As of December 31, 2019, and 2020, the Company had no items qualifying as other comprehensive loss; accordingly, comprehensive loss equaled net loss.

Recent Accounting Standards
Recently Issued Accounting Pronouncements
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight- line basis over the term of the lease. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less may be accounted for in a manner similar to the guidance for operating leases that applies before the new standard takes effect. As the Company has elected to use the extended transition period for complying with new or revised accounting standards as available under the Jumpstart Our Business Startups Act (“JOBS Act”), the standard is effective for the Company beginning January 1, 2022, with early adoption permitted. The Company engaged an external third party to assist with the adoption of ASU 2016-02 and expects the guidance to have a material impact on its consolidated balance sheets due to the recording of right of use assets and lease liabilities for leases in which it is a lessee and which it currently treats as operating leases. The Company continues to evaluate the impact of the new guidance.

Recently Adopted Accounting Pronouncements
Effective January 1, 2020, the Company early adopted ASU No.
2018-08,
Not-for-Profit
Entities (Topic 958): Clarifying the Scope and the Accounting Guidance for Contributions Received and Contributions Made (
“
ASU No.
 2018-08
”
)
. ASU
No. 2018-08
clarifies and improves the scope and the accounting guidance for contributions received and made, primarily by not-for-profit
organizations. It provides guidance for determining whether a transaction should be accounted for as a contribution or as an exchange transaction. In addition, it clarifies whether a contribution is conditional and better distinguishes a donor-imposed condition from a donor-imposed restriction. Grant revenue was recorded under the provisions of ASU
No. 2018-08.
The Company adopted
ASU 2018-08
on January 1, 2020 and the adoption did not have a material impact on the Company’s consolidated financial statements and related disclosures.
In February 2016, the FASB issued ASU No.
2016-02,
Leases
(ASC 842), which requires a lessee to record a
right-of-use
asset and a corresponding lease liability on the balance sheet for all leases with terms longer than 12 months. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. As the Company has elected to use the extended transition period for complying with new or revised accounting standards, the standard is effective for the Company beginning January 1, 2022, with early adoption permitted. The Company is currently evaluating the expected impact that the standard could have on its consolidated financial statements and related disclosures.

Environmental Impact Acquisition Corp [Member]
Basis of Presentation
Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC.

Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form
10-Q
and Article 8 of Regulation
S-X
of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.
The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s prospectus for its Initial Public Offering as filed with the SEC on January 13, 2021, as well as the Company’s Current Report on Form
8-K,
as filed with the SEC on January 25, 2021. The interim results for the three and nine months ended September 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any future periods.

Principles of Consolidation
Principles of Consolidation
The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Emerging Growth Company
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant accounting estimates included in these condensed consolidated financial statements is the determination of the fair value of the warrant liabilities. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2020.

Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of September 30, 2021 and December 30, 2020.

Deferred Offering Costs
Deferred Offering Costs
Deferred offering costs consisted of legal, accounting and other expenses incurred through the balance sheet date that were directly related to the Initial Public Offering. On January 19, 2021, offering costs amounting to $773,917 were charged to stockholders’ equity upon the completion of the Initial Public Offering (see Note 1). As of December 31, 2020, there were $181,027 of deferred offering costs recorded in the accompanying balance sheet.

Class A Common Stock Subject to Possible Redemption
Class A Common Stock Subject to Possible Redemption
The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Shares of Class A common stock subject to mandatory redemption are classified as a liability instrument and is measured at redemption value. Conditionally redeemable common stock (including common stock that features redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at September 30, 2021 and December 31, 2020, Class A common stock subject to possible redemption is presented as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheets. Accordingly, at September 30, 2021 and December 31, 2021, Class A common stock subject to possible redemption are presented as temporary equity, outside of the stockholders’ equity section of the Company’s condensed consolidated balance sheets.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period.
At September 30, 2021, the Class A common stock subject to possible redemption reflected in the condensed consolidated balance sheet are reconciled in the following table:

Gross proceeds	$207,000,000
Less:
Proceeds allocated to Public Warrants	(11,902,500)
Class A common stock issuance costs	(723,739)
Plus:
Accretion of carrying value to redemption value	12,626,239

Class A common stock subject to possible redemption	$207,000,000

Warrant Liability
Warrant Liabilities
The Company accounts for the Public Warrants (as defined in Note 4) and Private Placement Warrants (together, with the Public Warrants, the “Warrants”) in accordance with the guidance contained in ASC
815-40-15-under
which the Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the Warrants as liabilities at their fair value and adjusts the Warrants to fair value at each reporting period. This liability is subject to re-measurement
at each balance sheet date until exercised, and any change in fair value is recognized in the statements of operations. The Private Placement Warrants for periods where no observable traded price was available were valued using a Modified Black Scholes Option Pricing
Model. The Public Warrants for periods where no observable traded price was available were valued using a Monte Carlo simulation. For periods subsequent to the detachment of the Public Warrants from the Units, the Public Warrant quoted market price was used as the fair value as of each relevant date.
Income Taxes
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Deferred taxes were deemed to be de minimus as of December 31, 2020.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. The provision for income taxes was deemed to be de minimus as of December 31, 2020.

Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. As of September 30, 2021 and December 31, 2020, the Company had deferred tax assets with a full valuation allowance recorded against them.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of September 30, 2021 and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
The Company’s currently taxable income primarily consists of interest income on the Trust Account. The Company’s general and administrative costs are generally considered start-up
costs and are not currently deductible. During the three months and nine months ended September 30, 2021, the Company recorded no income tax expense. The Company’s effective tax rate for the three and nine months ended September 30, 2021 was approximately 0%, which differs from the expected income tax rate mainly due to the change in the fair value of the warrant liabilities and the start-up
costs (discussed above) which are not currently deductible.

Net Income (Loss) Per Common Share
Net Loss Per Common Share
Net loss per share of common stock is computed by dividing net loss by the weighted average number of common shares outstanding during the period, excluding shares of common stock subject to forfeiture. Weighted average common shares were reduced for the effect of an aggregate of 675,000 shares of Class B common stock that were subject to forfeiture by the Sponsor if the over-allotment option was not exercised by the underwriter (see Note 5). At December 31, 2020, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company. As a result, diluted loss per common share is the same as basic loss per common share for the period presented.

Net Income (Loss) Per Common Share
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period. The Company applies the two-class
method in calculating income (loss) per common share. Accretion associated with the redeemable shares of Class A common stock is excluded from income (loss) per common share as the redemption value approximates fair value.
The calculation of diluted income (loss) per common share does not consider the effect of the warrants issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the warrants is contingent upon the occurrence of future events. The warrants are exercisable to purchase 13,100,000 shares of Class A common stock in the aggregate. As of September 30, 2021 and 2020, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company. As a result, diluted net income (loss) loss per common share is the same as basic net income (loss) per common share for the periods presented.

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021		For the Period from July 2, 2020 (Inception) Through September 30, 2020
	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(1,221,250)	$(305,312)	$(2,765,190)	$(743,009)	$—	$(878)
Denominator:
Basic and diluted weighted average shares outstanding	20,700,000	5,175,000	19,335,165	5,130,495	—	4,500,000

Basic and diluted net loss per common share	$(0.06)	$(0.06)	$(0.14)	$(0.14)	$—	$(0.00)

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the Company’s balance sheet, primarily due to their short-term nature.

Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the Company’s balance sheets, primarily due to their short-term nature, except for the warrant liabilities (see Note 10).

Recent Accounting Standards
Recent Accounting Standards
Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Recent Accounting Standards
In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2020-06
— “Contracts in Entity’s Own Equity (Subtopic
815-40)
(“ASU
2020-06”)”,
to simplify accounting for certain financial instruments ASU
2020-06
eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU
2020-06
amends the diluted earnings per share guidance, including the requirement to use the if-converted
method for all convertible instruments. ASU
2020-06
is effective January 1, 2022 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company is currently assessing the impact, if any, that ASU
2020-06
would have on its financial position, results of operations or cash flows.
Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.